Stock-Based Compensation - Stock Options - Assumptions (Details) - Employee Stock Option - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Weighted average assumptions
Risk-Free Interest Rate (as a percent)	3.84%	2.04%	3.04%	1.25%
Weighted Average Exercise Price	$ 0.28	$ 1.77	$ 0.90	$ 2.32
Expected Life of Options (years)	5 years 10 months 6 days	2 years 6 months	5 years 1 month 24 days	7 years
Expected Annualized Volatility (as a percent)	100.00%	55.00%	81.50%	100.00%